IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2023
IFRS 7 Disclosure [Abstract]
Portfolio Market Risk Measures
The following table presents the end of quarter, average, high, and low usage of TD’s portfolio metrics.

TABLE 30:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended
	January 31 2023					October 31 2022	January 31 2022
	As at	Average	High		Low	Average	Average

Interest rate risk	$23.0	$24.1	$32.6		$14.2	$23.3	$17.4
Credit spread risk	30.3	29.2	37.3		23.1	30.4	12.0
Equity risk	15.4	10.6	15.5		7.7	10.7	11.1
Foreign exchange risk	4.1	4.8	9.7		2.3	4.1	1.2
Commodity risk	2.8	8.1	11.7		2.8	7.8	4.8
Idiosyncratic debt specific risk	32.2	38.9	57.2		30.7	48.5	22.4
Diversification effect 1	(60.6)	(62.7)	n/m	2	n/m	(64.3)	(40.4)
Total Value-at-Risk (one-day)	47.2	53.0	69.6		43.6	60.5	28.5
Stressed Value-at-Risk (one-day)	47.1	61.4	71.5		47.1	76.7	69.3
Incremental Risk Capital Charge (one-year)	$139.3	$139.1	$162.7		$121.7	$185.5	$326.3
1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 31:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	January 31, 2023						October 31, 2022		January 31, 2022
	EVE Sensitivity			NII Sensitivity 1,2			EVE Sensitivity	NII Sensitivity 1,2	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$(103)	$(1,507)	$(1,610)	$668	$467	$1,135	$(1,496)	$1,213	$(1,284)	$2,000

100 bps decrease in rates	(52)	1,108	1,056	(724)	(492)	(1,216)	1,102	(1,381)	543	(1,481)
1	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.
2
Results are presented inclusive of the interest rate swaps
de-designated
from hedge accounting relationships to mitigate the impacts of interest rate volatility to closing capital of the First Horizon acquisition. Since these swaps were pre-existing
hedges which economically hedge the Bank’s
non-trading
market risk, their continued inclusion has no impact on
the quarter-over-quarter results.

Summary of Liquid Assets by Type and Currency

TABLE 32:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
January 31, 2023
Cash and central bank reserves	$43,753	$–	$43,753	5%	$561	$43,192
Canadian government obligations	20,110	83,510	103,620	11	65,067	38,553
National Housing Act Mortgage-Backed Securities (NHA MBS)	33,275	2	33,277	4	1,041	32,236
Obligations of provincial governments, public sector entities and multilateral development banks 3	38,849	24,845	63,694	7	33,433	30,261
Corporate issuer obligations	11,042	5,316	16,358	2	5,918	10,440

Equities	13,695	3,461	17,156	2	12,324	4,832
Total Canadian dollar-denominated	160,724	117,134	277,858	31	118,344	159,514
Cash and central bank reserves	97,889	–	97,889	11	–	97,889
U.S. government obligations	88,383	55,463	143,846	16	51,367	92,479
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	90,776	6,554	97,330	11	20,256	77,074
Obligations of other sovereigns, public sector entities and multilateral development banks 3	65,363	54,541	119,904	13	54,368	65,536
Corporate issuer obligations	96,731	5,978	102,709	11	12,063	90,646

Equities	37,366	31,105	68,471	7	37,844	30,627
Total non-Canadian dollar-denominated	476,508	153,641	630,149	69	175,898	454,251
Total	$637,232	$270,775	$908,007	100%	$294,242	$613,765

October 31, 2022
Cash and central bank reserves	$48,965	$–	$48,965	6%	$628	$48,337
Canadian government obligations	17,133	88,511	105,644	12	68,175	37,469
NHA MBS	28,650	157	28,807	3	1,161	27,646
Obligations of provincial governments, public sector entities and multilateral development banks 3	38,099	23,907	62,006	7	33,364	28,642
Corporate issuer obligations	11,657	4,935	16,592	2	3,659	12,933

Equities	12,746	4,602	17,348	2	13,497	3,851
Total Canadian dollar-denominated	157,250	122,112	279,362	32	120,484	158,878
Cash and central bank reserves	84,777	–	84,777	10	–	84,777
U.S. government obligations	86,611	54,614	141,225	16	47,518	93,707
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	92,793	7,924	100,717	11	21,660	79,057
Obligations of other sovereigns, public sector entities and multilateral development banks 3	66,278	53,515	119,793	14	48,079	71,714
Corporate issuer obligations	96,971	4,620	101,591	11	11,378	90,213

Equities	25,665	32,006	57,671	6	42,347	15,324
Total non-Canadian dollar-denominated	453,095	152,679	605,774	68	170,982	434,792
Total	$610,345	$274,791	$885,136	100%	$291,466	$593,670

1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 33:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	January 31 2023	October 31 2022

The Toronto-Dominion Bank (Parent)	$217,169	$207,177
Bank subsidiaries	324,348	330,063

Foreign branches	72,248	56,430
Total	$613,765	$593,670

Summary of Deposit Funding

TABLE 41:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	January 31 2023	October 31 2022
P&C deposits – Canadian	$526,623	$525,294

P&C deposits – U.S. 1	463,158	493,223
Total	$989,781	$1,018,517
1	P&C deposits in U.S. are presented on a Canadian equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity

TABLE 44: REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at
	January 31, 2023
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$6,988	$–	$–	$–	$–	$–	$–	$–	$–	$6,988
Interest-bearing deposits with banks	141,701	326	266	–	–	–	–	–	1,084	143,377
Trading loans, securities, and other 1	4,530	6,263	6,315	4,013	3,236	12,518	23,334	22,165	71,703	154,077
Non-trading financial assets at fair value through profit or loss	–	36	675	–	165	3,717	2,223	1,955	1,336	10,107
Derivatives	9,880	10,113	4,843	4,463	4,416	8,230	22,003	15,403	–	79,351
Financial assets designated at fair value through profit or loss	584	258	406	257	272	815	1,548	1,264	–	5,404
Financial assets at fair value through other comprehensive income	1,154	1,630	3,415	1,989	1,041	7,849	19,149	31,400	4,167	71,794
Debt securities at amortized cost, net of allowance for credit losses	1,740	5,475	14,573	4,688	4,672	30,788	115,132	162,639	(1)	339,706
Securities purchased under reverse repurchase agreements 2	114,240	26,924	19,174	6,303	2,594	264	866	–	–	170,365
Loans
Residential mortgages	2,143	4,833	6,835	7,796	4,663	44,979	173,336	50,052	–	294,637
Consumer instalment and other personal	794	1,617	3,485	3,127	2,649	24,106	83,191	29,987	55,552	204,508
Credit card	–	–	–	–	–	–	–	–	35,901	35,901

Business and government	34,102	8,916	10,591	13,893	10,908	41,482	92,733	66,429	29,073	308,127

Total loans	37,039	15,366	20,911	24,816	18,220	110,567	349,260	146,468	120,526	843,173

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,492)	(6,492)

Loans, net of allowance for loan losses	37,039	15,366	20,911	24,816	18,220	110,567	349,260	146,468	114,034	836,681
Customers’ liability under acceptances	16,132	3,779	81	–	–	–	–	–	–	19,992
Investment in Schwab	–	–	–	–	–	–	–	–	8,358	8,358
Goodwill 3	–	–	–	–	–	–	–	–	17,293	17,293
Other intangibles 3	–	–	–	–	–	–	–	–	2,333	2,333
Land, buildings, equipment, and other depreciable assets 3	–	–	2	4	11	35	558	3,283	5,309	9,202
Deferred tax assets	–	–	–	–	–	–	–	–	2,476	2,476
Amounts receivable from brokers, dealers, and clients	25,723	–	–	–	–	–	–	–	–	25,723

Other assets	5,256	5,190	1,043	307	203	93	71	75	12,819	25,057
Total assets	$364,967	$75,360	$71,704	$46,840	$34,830	$174,876	$534,144	$384,652	$240,911	$1,928,284

Liabilities
Trading deposits	$1,839	$4,062	$3,056	$3,000	$2,005	$5,135	$4,478	$1,394	$–	$24,969
Derivatives	13,199	10,764	4,511	3,938	3,356	6,817	14,367	15,223	–	72,175
Securitization liabilities at fair value	33	214	457	904	457	2,663	4,353	2,859	–	11,940
Financial liabilities designated at fair value through profit or loss	26,756	36,422	64,460	36,487	20,053	1,662	97	–	101	186,038
Deposits 4,5
Personal	4,491	8,233	11,076	10,455	17,292	14,903	16,160	28	559,706	642,344
Banks	38,941	162	–	14	–	–	3	2	15,391	54,513

Business and government	33,605	16,615	19,674	6,727	5,303	34,577	64,813	17,498	324,882	523,694

Total deposits	77,037	25,010	30,750	17,196	22,595	49,480	80,976	17,528	899,979	1,220,551
Acceptances	16,132	3,779	81	–	–	–	–	–	–	19,992
Obligations related to securities sold short 1	1,950	1,919	1,937	1,648	1,082	6,079	17,295	12,194	2,607	46,711
Obligations related to securities sold under repurchase agreements 2	127,969	7,620	3,795	240	784	110	15	–	–	140,533
Securitization liabilities at amortized cost	–	393	604	1,808	529	2,974	5,270	3,235	–	14,813
Amounts payable to brokers, dealers, and clients	22,238	–	–	–	–	–	–	–	–	22,238
Insurance-related liabilities	146	286	429	429	469	963	1,517	699	2,611	7,549
Other liabilities	12,031	8,658	3,088	444	1,081	1,102	1,477	4,326	5,386	37,593

Subordinated notes and debentures	–	–	–	–	–	–	200	11,138	–	11,338

Equity	–	–	–	–	–	–	–	–	111,844	111,844
Total liabilities and equity	$299,330	$99,127	$113,168	$66,094	$52,411	$76,985	$130,045	$68,596	$1,022,528	$1,928,284
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$18,111	$26,888	$21,661	$17,566	$19,036	$44,092	$147,324	$4,631	$1,427	$300,736
Other commitments 8	95	141	250	213	294	604	1,325	328	74	3,324

Unconsolidated structured entity commitments	–	5	87	–	991	1,021	–	–	–	2,104
Total off-balance sheet commitments	$18,206	$27,034	$21,998	$17,779	$20,321	$45,717	$148,649	$4,959	$1,501	$306,164
1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been record e d as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $33 billion of covered bonds with remaining contractual maturities of $1 billion in ‘less than 1 month’, $4 billion in ‘1 to 3 months’, $1 billion in ‘over 3 months to 6 months’, $6 billion in ‘over 1 to 2 years’, and $21 billion in ‘over 2 to 5 years’.

6	Includes $436 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude p e rsonal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.

TABLE 44:  REMAINING CONTRACTUAL MATURITY
(continued)

(millions of Canadian dollars)	As at
	October 31, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$8,556	$–	$–	$–	$–	$–	$–	$–	$–	$8,556
Interest-bearing deposits with banks	135,855	197	143	–	–	–	–	–	1,099	137,294
Trading loans, securities, and other 1	4,601	4,876	5,310	4,477	4,055	12,910	23,057	23,051	61,389	143,726
Non-trading financial assets at fair value through profit or loss	111	–	222	685	–	4,071	2,475	2,133	1,249	10,946
Derivatives	14,436	16,306	7,870	5,155	4,575	10,622	26,319	18,590	–	103,873
Financial assets designated at fair value through profit or loss	229	777	235	391	243	610	1,345	1,209	–	5,039
Financial assets at fair value through other comprehensive income	2,117	2,401	1,531	3,367	1,712	6,415	20,091	28,721	3,320	69,675
Debt securities at amortized cost, net of allowance for credit losses	2,333	3,607	7,082	14,706	4,678	29,069	106,919	174,381	(1)	342,774
Securities purchased under reverse repurchase agreements 2	113,845	15,050	17,977	9,745	3,240	310	–	–	–	160,167
Loans
Residential mortgages	672	2,327	5,585	9,122	9,115	34,909	181,763	50,431	–	293,924
Consumer instalment and other personal	543	1,027	2,480	4,002	3,430	19,635	88,071	30,056	56,908	206,152
Credit card	–	–	–	–	–	–	–	–	36,010	36,010

Business and government	33,836	7,398	10,693	10,854	14,245	33,366	89,367	68,078	33,552	301,389

Total loans	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	126,470	837,475

Allowance for loan losse s	–	–	–	–	–	–	–	–	(6,432)	(6,432)

Loans, net of allowance for loan losses	35,051	10,752	18,758	23,978	26,790	87,910	359,201	148,565	120,038	831,043
Customers’ liability under acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Investment in Schwab	–	–	–	–	–	–	–	–	8,088	8,088
Goodwill 3	–	–	–	–	–	–	–	–	17,656	17,656
Other intangibles 3	–	–	–	–	–	–	–	–	2,303	2,303
Land, buildings, equipment, and other depreciable assets 3	–	–	2	2	2	36	525	3,462	5,371	9,400
Deferred tax assets	–	–	–	–	–	–	–	–	2,193	2,193
Amounts receivable from brokers, dealers, and clients	19,719	41	–	–	–	–	–	–	–	19,760

Other assets	4,726	1,262	6,537	232	274	74	57	72	12,068	25,302
Total assets	$357,581	$58,981	$65,683	$62,741	$45,569	$152,027	$539,989	$400,184	$234,773	$1,917,528
Liabilities
Trading deposits	$4,038	$2,227	$4,390	$1,740	$1,758	$4,181	$4,136	$1,335	$–	$23,805
Derivatives	12,560	16,189	8,764	5,230	3,531	9,413	18,116	17,330	–	91,133
Securitization liabilities at fair value	36	1,245	216	447	899	2,357	4,675	2,737	–	12,612
Financial liabilities designated at fair value through profit or loss	18,718	21,893	52,501	45,442	23,331	805	96	–	–	162,786
Deposits 4,5
Personal	4,551	6,872	10,173	10,394	11,801	12,801	13,038	31	591,177	660,838
Banks	22,153	453	51	–	13	–	3	3	15,587	38,263

Business and government	34,236	17,779	10,095	17,173	8,234	26,060	63,392	13,167	340,733	530,869

Total deposits	60,940	25,104	20,319	27,567	20,048	38,861	76,433	13,201	947,497	1,229,970
Acceptances	16,002	3,712	16	3	–	–	–	–	–	19,733
Obligations related to securities sold short 1	1,418	2,125	1,611	1,257	1,312	6,691	15,015	13,146	2,930	45,505
Obligations related to securities sold under repurchase agreements 2	118,278	6,553	2,382	545	188	78	–	–	–	128,024
Securitization liabilities at amortized cost	–	595	390	609	1,812	2,724	5,730	3,212	–	15,072
Amounts payable to brokers, dealers, and clients	25,155	40	–	–	–	–	–	–	–	25,195
Insurance-related liabilities	146	296	439	439	481	947	1,482	645	2,593	7,468
Other liabilities	14,587	2,417	2,006	1,050	761	1,725	1,136	4,660	5,210	33,552

Subordinated notes and debentures	–	–	–	–	–	–	200	11,090	–	11,290
Equity	–	–	–	–	–	–	–	–	111,383	111,383
Total liabilities and equity	$271,878	$82,396	$93,034	$84,329	$54,121	$67,782	$127,019	$67,356	$1,069,613	$1,917,528
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$19,249	$22,494	$22,536	$19,326	$18,060	$41,357	$140,699	$4,882	$1,461	$290,064
Other commitments 8	87	208	177	234	205	549	1,316	365	7	3,148

Unconsolidated structured entity commitments	–	126	18	204	–	1,233	510	–	–	2,091
Total off-balance sheet commitments	$19,336	$22,828	$22,731	$19,764	$18,265	$43,139	$142,525	$5,247	$1,468	$295,303
1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $34 billion of covered bonds with remaining contractual maturities of $2 billion in 1 to 3 months, $5 billion in ‘over 3 months to 6 months’, $1 billion in ‘over 6 months to 9 months’, $5 billion in ‘over 1 to 2 years’, and $21 billion in ‘over 2 to 5 years’.

6	Includes $502 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.